Fair Value of Financial Instruments (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments Details Narrative
Increase in fair value of contingent acquisition debt	$ 6,000		$ 52,000	$ 1,130,000
Weighted-average of the discount rates used			15.70%	15.00%